Income Tax Expense (Benefit) Attributable To Loss From Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Current	$ 5,752	$ 1,966	$ 35,717
Deferred	23,317	6,878	(31,576)
Actual income tax expense	29,069	8,844	4,141
U.S. Federal
Income Taxes [Line Items]
Current	648	146	279
Deferred		0	0
Actual income tax expense	648	146	279
U.S. State and Local
Income Taxes [Line Items]
Current	111	25	48
Deferred		0	0
Actual income tax expense	111	25	48
Other jurisdictions
Income Taxes [Line Items]
Current	228	612	954
Deferred	694	33	(5,100)
Actual income tax expense	922	645	(4,146)
PRC
Income Taxes [Line Items]
Current	4,765	1,183	34,436
Deferred	22,623	6,845	(26,476)
Actual income tax expense	$ 27,388	$ 8,028	$ 7,960